Note 4 - Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of useful lives for property, plant, and equipment [text block]
Asset category	Depreciation method	Rate/useful life
Furniture and fixtures	Declining balance	20%
Office equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight-line	Term of lease
Premise assets	Straight-line	4–7 years

Disclosure of useful lives and amortisation rates for intangible assets [text block]
Intangible asset category	Amortization method	Rate/useful life
Customer contracts	Straight-line	Term of contract
Contract relationships	Straight-line	10 years
Sales networks and affinity relationships	Straight-line	5–8 years
Technology	Straight-line	3–5 years
Brand (Filter Group)	Straight-line	10 years